Cover	Aug. 28, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 2, 2025, Crown 1 Foods, Inc. (formerly “Jubilee Acquisition, Inc.”), a Nevada corporation and wholly-owned, direct subsidiary of Mama’s Creations, Inc. (the “Company”) completed the acquisition of substantially all of the assets of Crown I Enterprises Inc. (comprising the “Crown I Carve Out Business”).This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the current report on Form 8-K originally filed with the U.S. Securities and Exchange Commission on September 2, 2025 (the “Original Report”), solely to provide the disclosure required by Item 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of the Crown I Carve Out Business and the required pro forma financial information. Except as provided herein, the disclosure made in the Original Report remain unchanged.
Document Period End Date	Aug. 28, 2025
Entity File Number	001-40597
Entity Registrant Name	Mama’s Creations, Inc.
Entity Central Index Key	0001520358
Entity Tax Identification Number	27-0607116
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	25 Branca Road
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	532-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	MAMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false